Land Use Rights, Net - Schedule of Land Use Rights, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	¥ 1,032,000	¥ 1,032,000
Accumulated amortization	(65,933)	(31,533)
Net carrying amount	¥ 966,067	¥ 1,000,467